Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Leases
4.	Leases
The Company leases facilities under non-cancelable operating leases. In addition to fixed monthly lease payments, the Company is required to pay operating expenses and real estate taxes for certain of these facilities.

The components of lease cost were as follows (in thousands):

Table 4.1. Lease Cost
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Operating lease cost	$834	$1,108	$1,672	$2,226
Short-term lease cost	$165	$248	$332	$483
Supplemental balance sheet information related to leases is as follows (in thousands):

Table 4.2. Details of Lease Right-of-use Assets and Liabilities
	June 30, 2025	December 31, 2024
Operating lease right-of-use assets	$14,933	$15,493

Operating lease liabilities - current	2,704	2,637
Operating lease liabilities - non-current	12,725	13,074

Total operating lease liabilities	$15,429	$15,711

Operating lease liabilities are included in
Other current liabilities
and
Other non-current liabilities
on the unaudited Condensed Consolidated Balance Sheets, while operating lease right-of-use assets are included in Other non-current assets on the unaudited Condensed Consolidated Balance Sheets.
Weighted-average lease terms and discount rates are as follows:

Table 4.3. Weighted-average Lease Terms and Discount Rates
	June 30, 2025	December 31, 2024
Weighted-average remaining lease term	7.8 years	8.3 years
Weighted-average discount rates	13.3%	12.8%
Maturities of lease liabilities under operating leases are as follows (in thousands):

Table 4.4. Maturities of Lease Liabilities
Years ending December 31,
2025 (remaining 6 months)	$1,664
2026	3,146
2027	3,199
2028	2,791
2029	3,058
Thereafter	11,944

Total lease payments	25,802
Less: imputed interest	10,373

Total lease liabilities	$15,429

5. Leases
The Company leases facilities under non-cancelable operating leases. In addition to fixed monthly lease payments, the Company is required to pay operating expenses and real estate taxes for certain of these facilities. In January 2024, the Company commenced a lease for corporate office space with a lease term of approximately 10 years.
The components of lease cost were as follows (in thousands):
Table 5.1. Lease Cost

	Year ended December 31,
	2024	2023	2022
Operating lease cost	$4,406	$1,813	$1,824
Short-term lease cost	$895	$180	$916

Supplemental balance sheet information related to leases is as follows (in thousands):
Table 5.2. Details of Lease Right-of-use Assets and Liabilities

	December 31, 2024	December 31, 2023
Operating lease right-of-use assets	$15,493	$1,624

Operating lease liabilities - current	2,637	1,647
Operating lease liabilities - non-current	13,074	132

Total operating lease liabilities	$15,711	$1,779
Operating lease liabilities are included in
Other current liabilities and Other non-current liabilities
on the Consolidated Balance Sheets, while operating lease right-of-use assets are included in
Other non-current assets
on the Consolidated Balance Sheets.
Weighted-average lease terms and discount rates are as follows:
Table 5.3. Weighted-average Lease Terms and Discount Rates

	December 31, 2024	December 31, 2023
Weighted-average remaining lease term	8.3 years	1.1 years
Weighted-average discount rates	12.8%	8.5%

Maturities of lease liabilities under operating leases are as follows (in thousands):
Table 5.4. Maturities of Lease Liabilities

Years ending December 31,
2025	$3,065
2026	3,091
2027	3,144
2028	2,787
2029	3,058
Thereafter	11,944

Total lease payments	27,089
Less: imputed interest	11,378

Total lease liabilities	$15,711